Schedule of Maximum Exposure to Credit Risk (Details) - AUD ($)	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	$ 6,228,229	$ 19,240,707	$ 24,979,845	$ 21,278,936	$ 15,516,112
BAS Receivables		7,300		142,860
Maximum exposure to credit risk		$ 19,248,007		$ 21,421,796